Supplemental Guarantor Financial Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Supplemental Guarantor Financial Information
35.	SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

The following guarantor financial information is presented to comply with U.S. SEC disclosure requirements of Rule 3-10 of Regulation S-X.

The issuances or exchanges of securities described below are related to securities issued by Anheuser-Busch InBev Worldwide Inc. or Anheuser-Busch InBev Finance Inc., and in each case fully and unconditionally guaranteed by Anheuser-Busch InBev SA/NV (the “Parent Guarantor”). Each such security is also jointly and severally guaranteed byAnheuser-Busch Companies, LLC, Brandbrew S.A., Brandbev S.à r.l. and Cobrew NV (the “Other Subsidiary Guarantors”), and by Anheuser-Busch InBev Worldwide Inc. (in respect of debt issued by Anheuser-Busch InBev Finance Inc.) and by Anheuser-Busch InBev Finance Inc. (in respect of debt issued by Anheuser-Busch InBev Worldwide Inc.). The following notes issued by Anheuser-Busch Worldwide Inc. and Anheuser-Busch Finance Inc. and registered with the SEC were outstanding as of 31 December 2017:

•	On 13 October 2009, Anheuser-Busch InBev Worldwide Inc. issued 2.25 billion US dollar principal amount of 5.375% unsecured notes due 2020, which were exchanged for publicly registered notes on 8 February 2010.

•	On 24 March 2010, Anheuser-Busch InBev Worldwide Inc. issued 1.0 billion US dollar principal amount of 5.0% due 2020, which were exchanged for publicly registered notes on 5 August 2010.

•	On 24 January 2011, Anheuser-Busch InBev Worldwide Inc. issued 0.5 billion US dollar aggregate principal amount of fixed rate notes due 2021. The notes bear interest at an annual rate of 4.375% and will mature on 15 February 2021. The issuance closed on 27 January 2011.

•	On 14 March 2011, Anheuser-Busch InBev Worldwide Inc. completed an exchange offer for the following series of unregistered notes (i) 2.5 billion US dollar principal amount of 7.75 % notes due 2019, (ii) 1.25 billion US dollar principal amount of 8.2 % notes due 2039 and (iii) 1.0 billion US dollar principal amount of 6.875 % notes due 2019 and (iv) 0.45 billion US dollar principal amount of 8.0 % notes due 2039. In connection with the exchange offer, Anheuser-Busch InBev Worldwide Inc. issued freely tradable, SEC-registered with otherwise substantially the same terms and conditions. On 15 February 2018, AB InBev announced that it is exercising its option to redeem in full the entire outstanding principal amount of the 7.75% Notes due in 2019 on 19 March 2018. The total principal amount of the notes that will be retired is approximately 2.5 billion US dollar and the redemption of the notes will be financed with cash.

•	On 16 July 2012, Anheuser-Busch InBev Worldwide Inc. issued 3.0 billion US dollar aggregate principal amount of fixed rate notes due 2022 and 1.0 billion US dollar aggregate principal amount of fixed rate notes due 2042. The notes bear interest at an annual rate of 2.500% for the 2022 notes and 3.750% for the 2042 notes.

•	On 17 January 2013, Anheuser-Busch InBev Finance Inc. issued 1.25 billion US dollar aggregate principal amount of fixed rate notes due 2023 and 0.75 billion US dollar aggregate principal amount of fixed rate notes due 2043. The notes bear interest at an annual rate of 2.625% for the 2023 notes and 4.000% for the 2043 notes.

•	On 27 January 2014, Anheuser-Busch InBev Finance Inc. issued 5.25 billion US dollar aggregate principal amount of bonds, consisting of 1.25 billion US dollar aggregate principal amount of fixed rate notes due 2019; 250m US dollar aggregate principal amount of floating rate notes due 2019; 1.4 billion US dollar aggregate principal amount of fixed rate notes due 2024; and 850m US dollar aggregate principal amount of fixed rate notes due 2044. The fixed rate notes bear interest at an annual rate of 2.150% for the 2019 notes; 3.700% for the 2024 notes; and 4.625% for the 2044 notes. The floating rate notes bear interest at an annual rate of 40.00 basis points above three-month LIBOR.

•	On 23 July 2015, Anheuser-Busch InBev Finance Inc. issued 565 million US dollar aggregated principal amount of fixed rate notes due 2045. The notes bear interest at an annual rate of 4.60%.

•	On 25 January 2016, Anheuser-Busch InBev Finance Inc. issued 46.0 billion US dollar aggregate principal amount of bonds, consisting of 4.0 billion US dollar aggregate principal amount of fixed rate notes due 2019; 7.5 billion US dollar aggregate principal amount of fixed rate notes due 2021; 6.0 billion US dollar aggregate principal amount of fixed rate notes due 2023; 11.0 billion US dollar aggregate principal amount of fixed rate notes due 2026; 6.0 billion US dollar aggregate principal amount of fixed rate notes due 2036; 11.0 billion US dollar aggregate principal amount of fixed rate notes due 2046; and 500m US dollar aggregate principal amount of floating rate notes due 2021. The fixed rate notes will bear interest at an annual rate of 1.900% for the 2019 notes; 2.650% for the 2021 notes; 3.300% for the 2023 notes; 3.650% for the 2026 notes; 4.700% for the 2036 notes and 4.900% for the 2046 notes. The 2021 floating rate notes bear interest at an annual rate of 126.00 basis points above three-month LIBOR.

•	On 29 January 2016, Anheuser-Busch InBev Finance Inc. issued 1.47 billion US dollar aggregated principal amount of fixed rate notes due 2046. The notes bear interest at an annual rate of 4.915%.

•	On 16 December 2016, Anheuser-Busch InBev Worldwide Inc. completed an exchange offer for up to 6.8 billion US dollar aggregate principal amount of certain SAB Group notes, in connection with which Anheuser-Busch InBev Worldwide Inc. issued (i) 309 million US dollar aggregate principal amount of floating rate notes due 2018; (ii) 641 million US dollar aggregate principal amount of 2.200% fixed rate notes due 2018; (iii) 2.35 billion US dollar aggregate principal amount of 3.750% fixed rates due 2022; (iv) 298 million US dollar aggregate principal amount of 6.625% fixed rate notes due 2033; (v) 300 million US dollar aggregate principal amount of 5.875% fixed rate notes due 2035; and (vi) 1.49 billion US dollar aggregate principal amount of 4.950% fixed rate notes due 2042. The floating rate notes bear interest at an annual rate of 69.00 basis points above three-month LIBOR.

•	On 6 April and 19 April 2017, Anheuser-Busch InBev Worldwide Inc. completed U.S. private exchange offers for certain outstanding notes issued by either Anheuser-Busch Companies, LLC or Anheuser-Busch InBev Worldwide Inc. in exchange for a combination of new Anheuser-Busch InBev Worldwide Inc. Notes due 2048 and cash. The new notes have 1,735,171,000 US dollar aggregate principal amount outstanding, mature on 6 October 2048 and bear interest at a rate per annum of 4.439%[36].

•	On 21 August 2017, Anheuser-Busch InBev Worldwide Inc. completed an exchange offer for the unregistered 1,735,169,000 US dollar principal amount of 4.439% notes due 2048. In connection with the exchange offer, Anheuser-Busch InBev Worldwide Inc. issued freely tradable notes, SEC-registered with otherwise substantially the same terms and conditions.

The following condensed consolidating financial information presents the Condensed Consolidating Statement of Financial Position as of 31 December 2017 and 31 December 2016, the Condensed Consolidating Income Statements and Condensed Consolidating Statements of Cash Flows for the years ended 31 December 2017, 2016 and 2015 of (a) Anheuser-Busch InBev SA/NV, (b) Anheuser-Busch InBev Worldwide Inc. (guarantor of notes issued by Anheuser-Busch InBev Finance Inc.), (c) Anheuser-Busch InBev Finance Inc. (guarantor of notes issued by Anheuser-Busch InBev Worldwide Inc.), (d) the Other Subsidiary Guarantors, (e) the non-guarantor subsidiaries, (f) elimination entries necessary to consolidate the Parent with the issuer, the guarantor subsidiaries and the non-guarantor subsidiaries; and (g) the Company on a consolidated basis. Investments in consolidated subsidiaries are presented under the equity method of accounting.

[36]	In accordance to IAS 39 the exchanged bonds were kept at their previous amortized cost in accordance to IAS 39 rules. See also Note 16 Interest-bearing loans and borrowings.

Separate financial statements and other disclosures with respect to the guarantor subsidiaries have not been provided as management believes the following information is sufficient, as the guarantor subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional, except for certain customary release provisions, including: (1) the sale or disposal of all or substantially all of the assets of a guarantor subsidiary; (2) the sale or other disposition of the capital stock of a guarantor subsidiary; (3) the contemporaneous release of substantially all of a guarantor subsidiary’s guarantees of other indebtedness for which such guarantor subsidiary also provides a guarantee; and (4) if a guarantor subsidiary would be required to include full financial statements in any registration statement filed with the SEC in place of this condensed consolidating information.

Except as disclosed in Note 23 Changes in Equity and Earnings per Share, there are no restrictions on the Company’s ability to obtain funds from any of its direct or indirect wholly-owned subsidiaries through dividends, loans or advances.

CONDENSED CONSOLIDATING INCOME STATEMENT

For the year ended 31 December 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

Revenue	540	—	—	14 015	44 235	(2 346)	56 444
Cost of sales	(338)	—	—	(5 838)	(17 556)	2 346	(21 386)

Gross profit	202	—	—	8 177	26 679	—	35 058

Distribution expenses	(23)	—	—	(996)	(4 857)	—	(5 876)
Sales and marketing expenses	(181)	—	—	(2 208)	(5 993)	—	(8 382)
Administrative expenses	(255)	—	—	(404)	(3 182)	—	(3 841)
Other operating income/(expenses)	793	1 066	—	(1 837)	170	—	192

Profit from operations	536	1 066	—	2 732	12 834	—	17 152

Net finance cost	(819)	(3 064)	26	4 160	(6 810)	—	(6 507)

Share of result of associates	—	—	—	2	428	—	430
Profit before tax	(283)	(1 998)	26	6 894	6 437	—	11 076

Income tax expense	(16)	614	(17)	1 329	(3 830)	—	(1 920)
Profit	(299)	(1 384)	9	8 223	2 606	—	9 155

Income from subsidiaries	8 295	3 721	—	4 167	6 204	(22 387)	—
Profit from continuing operations	7 996	2 337	9	12 390	8 810	(22 387)	9 155

Profit from discontinued operations	—	—	—	—	28	—	28
Profit of the year	7 996	2 337	9	12 390	8 838	(22 387)	9 183

Profit from continuing operations attributable to:
Equity holders of AB InBev	7 996	2 337	9	12 390	7 623	(22 387)	7 968
Non-controlling interest	—	—	—	—	1 187	—	1 187

Profit of the year attributable to:
Equity holders of AB InBev	7 996	2 337	9	12 390	7 651	(22 387)	7 996
Non-controlling interest	—	—	—	—	1 187	—	1 187

For the year ended 31 December 2016 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

Revenue	506	—	—	14 135	32 884	(2 008)	45 517
Cost of sales	(300)	—	—	(5 923)	(13 587)	2 008	(17 803)

Gross profit	206	—	—	8 212	19 297	—	27 715

Distribution expenses	(27)	—	—	(967)	(3 549)	—	(4 543)
Sales and marketing expenses	(204)	—	—	(2 372)	(5 169)	—	(7 745)
Administrative expenses	(198)	(4)	—	(384)	(2 297)	—	(2 883)
Other operating income/(expenses)	464	559	—	(1 283)	598	—	338

Profit from operations	241	555	—	3 206	8 880	—	12 882

Net finance cost	(1 599)	(1 283)	36	(3 805)	(1 913)	—	(8 564)

Share of result of associates	—	—	—	2	14	—	16
Profit before tax	(1 358)	(728)	36	(597)	6 981	—	4 334

Income tax expense	—	280	2	(1 358)	(537)	—	(1 613)
Profit	(1 358)	(448)	38	(1 955)	6 444	—	2 721

Income from subsidiaries	2 599	1 958	—	1 322	1 469	(7 348)	—
Profit from continuing operations	1 241	1 510	38	(633)	7 913	(7 348)	2 721

Profit from discontinued operations	—	—	—	—	48	—	48
Profit of the year	1 241	1 510	38	(633)	7 961	(7 348)	2 769

Profit from continuing operations attributable to:
Equity holders of AB InBev	1 241	1 510	38	(633)	6 385	(7 348)	1 193
Non-controlling interest	—	—	—	—	1 528	—	1 528

Profit of the year attributable to:
Equity holders of AB InBev	1 241	1 510	38	(633)	6 433	(7 348)	1 241
Non-controlling interest	—	—	—	—	1 528	—	1 528

For the year ended 31 December 2015 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

Revenue	104	—	—	14 097	31 059	(1 656)	43 604
Cost of sales	(72)	—	—	(6 179)	(12 542)	1 656	(17 137)

Gross profit	32	—	—	7 918	18 517	—	26 467

Distribution expenses	(3)	—	—	(1 009)	(3 246)	—	(4 258)
Sales and marketing expenses	(147)	—	—	(2 065)	(4 701)	—	(6 913)
Administrative expenses	(297)	—	—	(258)	(2 005)	—	(2 560)
Other operating income/(expenses)	542	701	—	(1 210)	1 135	—	1 168

Profit from operations	127	701	—	3 376	9 700	—	13 904

Net finance cost	(565)	(1 791)	41	(311)	1 173	—	(1 453)

Share of result of associates	—	—	—	2	8	—	10
Profit before tax	(438)	(1 090)	41	3 067	10 881	—	12 461

Income tax expense	—	659	(36)	(1 068)	(2 149)	—	(2 594)
Profit	(438)	(431)	5	1 999	8 732	—	9 867

Income from subsidiaries	8 711	1 374	—	3 484	1 410	(14 979)	—
Profit	8 273	943	5	5 483	10 142	(14 979)	9 867

Attributable to:
Equity holders of AB InBev	8 273	943	5	5 484	8 548	(14 979)	8 273
Non-controlling interest	—	—	—	—	1 594	—	1 594

CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION

As at 31 December 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

ASSETS
Non-current assets
Property, plant and equipment	44	—	—	4 589	22 551	—	27 184
Goodwill	—	—	—	33 277	107 663	—	140 940
Intangible assets	584	—	—	22 105	23 185	—	45 874
Investments in subsidiaries	121 847	77 388	—	83 368	99 398	(382 000)	—
Investments in associates and joint ventures	—	—	—	28	5 235	—	5 263
Deferred tax assets	—	—	—		1 216	—	1 216
Derivatives	—	—	—	16	9	—	25
Other non-current assets	53 565	10 290	55 432	25 293	67 709	(210 623)	1 664
	176 040	87 677	55 432	168 676	326 966	(592 623)	222 166
Current assets
Investment securities	1 301	—	—	—	3	—	1 304
Inventories	21	—	—	626	3 472	—	4 119
Derivatives	—	—	—	320	138	—	458
Trade and other receivables	16 585	1 514	1 947	25 237	19 942	(58 660)	6 566
Cash and cash equivalents	43	242	8	5 982	9 768	(5 571)	10 472
Assets classified as held for sale	—	—	—	—	133	—	133
Other current assets	—	—	—	—	908	—	908
	17 950	1 756	1 955	32 165	34 364	(64 231)	23 960
Total assets	193 989	89 434	57 387	200 841	361 330	(656 855)	246 126

EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	72 585	38 307	586	131 657	211 449	(382 000)	72 585
Minority interest	—	—	—	—	7 635	—	7 635
	72 585	38 307	586	131 656	219 084	(382 000)	80 220
Non-current liabilities
Interest-bearing loans and borrowings	102 398	49 230	55 464	29 005	83 459	(210 607)	108 949
Employee benefits	5	—	—	1 240	1 748	—	2 993
Deferred tax liabilities	—	(337)	9	6 528	6 907	—	13 107
Derivatives	—	—	—	920	17	—	937
Other non-current liabilities	131	—	—	1 023	2 573	(18)	3 709
	102 534	48 893	55 473	38 716	94 705	(210 625)	129 695
Current liabilities
Interest-bearing loans and borrowings	16 718	2 363	479	19 336	20 531	(51 994)	7 433
Income tax payable	—	(665)	3	734	1 486	—	1 558
Derivatives	—	—	—	1 360	97	—	1 457
Trade and other payables	2 033	535	848	5 481	22 530	(6 665)	24 762
Other current liabilities	121	—	—	3 558	2 894	(5 571)	1 002
	18 872	2 233	1 330	30 469	47 538	(64 230)	36 211
Total equity and liabilities	193 989	89 434	57 387	200 841	361 330	(656 855)	246 126

As at 31 December 2016[37] Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

ASSETS
Non-current assets
Property, plant and equipment	52	—	—	4 829	22 641	—	27 522
Goodwill	—	—	—	33 056	103 477	—	136 533
Intangible assets	520	—	—	22 094	21 954	—	44 568
Investments in subsidiaries	126 200	41 488	—	8 042	—	(175 730)	—
Investments in associates and joint ventures	—	—	—	40	4 284	—	4 324
Deferred tax assets	—	327	—	—	1 261	(327)	1 261
Derivatives	—	—	—	120	26	—	146
Other non-current assets	48 333	24 322	55 258	60 420	34 582	(221 949)	966
	175 105	66 137	55 258	128 601	188 225	(398 006)	215 320
Current assets
Investment securities	5 500	—	—	—	159	—	5 659
Inventories	9	—	—	635	3 269	—	3 913
Derivatives	—	—	—	(120)	1 091	—	971
Trade and other receivables	12 072	7 937	2 338	16 622	27 215	(59 793)	6 391
Cash and cash equivalents	257	155	—	28 780	8 941	(29 554)	8 579
Assets classified as held for sale	—	—		—	16 439	—	16 439
Other current assets	—	—	—	(610)	1 719	—	1 109
	17 838	8 092	2 338	45 307	58 833	(89 347)	43 061
Total assets	192 943	74 229	57 596	173 908	247 058	(487 353)	258 381

EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	71 677	20 009	564	107 258	47 561	(175 730)	71 339
Minority interest	—	—	—	—	10 086	—	10 086
	71 677	20 009	564	107 258	57 647	(175 730)	81 425
Non-current liabilities
Interest-bearing loans and borrowings	86 757	50 672	55 239	16 257	126 948	(221 932)	113 941
Employee benefits	4	—	—	1 290	1 720	—	3 014
Deferred tax liabilities	—	—	16	10 141	6 848	(327)	16 678
Derivatives	—	—	—	275	196	—	471
Other non-current liabilities	116	—	—	853	1 786	(18)	2 737
	86 877	50 672	55 255	28 816	137 498	(222 277)	136 841
Current liabilities
Interest-bearing loans and borrowings	21 815	3 670	300	24 576	14 333	(56 076)	8 618
Income tax payable	—	(881)	10	6	4 787	—	3 922
Derivatives	—	—	—	(275)	1 538	—	1 263
Trade and other payables	2 068	759	850	4 583	18 542	(3 716)	23 086
Liabilities associated with assets held for sale	—	—	—	—	2 174	—	2 174
Other current liabilities	10 506	—	617	8 944	10 540	(29 554)	1 053
	34 389	3 548	1 777	37 834	51 914	(89 346)	40 116
Total equity and liabilities	192 943	74 229	57 596	173 908	247 058	(487 353)	258 381

[37]	Reclassified to conform to the 2017 presentation.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the year ended 31 December 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

OPERATING ACTIVITIES
Profit	7 996	2 338	8	12 391	8 837	(22 387)	9 183
Depreciation, amortization and impairment	128	—	—	771	3 377	—	4 276
Net finance cost	819	3 064	(26)	(4 160)	6 810	—	6 507
Income tax expense	16	(614)	17	(1 329)	3 830	—	1 920
Investment income	(8 296)	(3 721)	—	(4 167)	(6 203)	22 387	—
Other items	126	—	—	(7)	(338)	—	(219)
Cash flow from operating activities before changes in working capital and use of provisions	789	1 067	(1)	3 499	16 313	—	21 667

Working capital and provisions	(283)	869	(4)	(1 210)	72	159	(397)
Cash generated from operations	506	1 936	(5)	2 289	16 385	159	21 270

Interest paid, net	(860)	(3 156)	79	351	(6 120)	5 865	(3 841)
Dividends received	2	—	—	78	139	(77)	142
Income tax paid	(16)	—	(16)	285	(2 394)	—	(2 141)

CASH FLOW FROM OPERATING ACTIVITIES	(368)	(1 220)	58	3 003	8 010	5 947	15 430

INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	18	599	—	617
Sale of subsidiaries, net of cash disposed of	—	—	—	42	—	—	42
Proceeds from SAB transaction-related divestitures	—	—	—	—	11 697	—	11 697
Taxes on SAB transaction-related divestitures				(3 449)			(3 449)
Acquisition of other subsidiaries, net of cash acquired	—	—	—	(306)	(292)	—	(598)
Acquisition of property, plant and equipment and of intangible assets	(126)	—	—	(534)	(4 081)	—	(4 741)
Net of tax proceeds from the sale of assets held for sale	—	—	—	—	16	—	16
Net proceeds from sale/(acquisition) of investment in short-term debt securities	4 177	—	—	—	160	—	4 337
Net proceeds from sale/(acquisition) of other assets	535	—	—	(69)	(746)	—	(280)
Net repayments/(payments) of loans granted	(7 949)	4 996	332	4 607	43 229	(45 002)	213
CASH FLOW FROM INVESTING ACTIVITIES	(3 363)	4 996	332	308	50 582	(45 002)	7 854

FINANCING ACTIVITIES
Intra-group capital reimbursements	18 594	—	—	(21 152)	2 558	—	—
Purchase of non-controlling interest	—	—	—	—	(206)	—	(206)
Proceeds from borrowings	24 604	2 262	1 470	16 197	(219)	(30 962)	13 352
Payments on borrowings	(20 574)	(5 876)	(1 306)	(19 354)	(46 006)	69 783	(23 333)
Cash net finance (cost)/income other than interests	(463)	—	—	1 977	(3 055)	—	(1 541)
Dividends paid	(7 992)	(75)	—	—	(1 285)	77	(9 275)
CASH FLOW FROM FINANCING ACTIVITIES	14 169	(3 689)	164	(22 332)	(48 213)	38 898	(21 004)

Net increase/(decrease) in cash and cash equivalents	10 438	87	554	(19 021)	10 379	(157)	2 280

Cash and cash equivalents less bank overdrafts at beginning of year	(10 244)	155	(617)	19 840	(739)	—	8 395
Effect of exchange rate fluctuations	(268)	—	72	1 611	(1 891)	157	(319)

Cash and cash equivalents less bank overdrafts at end of year	(74)	242	9	2 430	7 749	—	10 356

For the year ended 31 December 2016 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

OPERATING ACTIVITIES
Profit	1 241	1 510	38	(633)	7 961	(7 348)	2 769
Depreciation, amortization and impairment	96	—	—	748	2 633	—	3 477
Net finance cost	1 599	1 284	(36)	3 805	1 912	—	8 564
Income tax expense	—	(280)	(2)	1 358	537	—	1 613
Investment income	(2 599)	(1 958)	—	(1 322)	(1 469)	7 348	—
Other items	56	(1)	—	231	(368)	—	(82)
Cash flow from operating activities before changes in working capital and use of provisions	393	555	—	4 187	11 206	—	16 341

Working capital and provisions	(121)	541	4	(650)	(80)	9	(297)
Cash generated from operations	272	1 096	4	3 537	11 126	9	16 044
Interest paid, net	(1 543)	(1 153)	59	999	(1 108)	25	(2 721)
Dividends received	9 256	—	—	4	40	(9 257)	43
Income tax paid	—	—	—	(511)	(2 745)	—	(3 256)
CASH FLOW FROM OPERATING ACTIVITIES	7 985	(57)	63	4 029	7 313	(9 223)	10 110

INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	25	186	—	211
Sale of subsidiaries, net of cash disposed of	—	—	—	13	640	—	653
Acquisition of SAB, net of cash acquired	(57 712)	—	—	(8 652)	1 198	—	(65 166)
Proceeds from SAB transaction-related divestitures	—	—	—	—	16 342	—	16 342
Acquisition of other subsidiaries, net of cash acquired	—	—	—	—	(1 445)	—	(1 445)
Acquisition of property, plant and equipment and of intangible assets	(369)	—	—	(650)	(3 960)	—	(4 979)
Net of tax proceeds from the sale of assets held for sale	—	—	—	—	146	—	146
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(5 500)	—	—	—	(83)	—	(5 583)
Net proceeds from sale/(acquisition) of other assets	—	—	—	(31)	4	—	(27)
Net repayments/(payments) of loans granted	(11 753)	(900)	(46 052)	(229)	(32 475)	91 180	(229)
CASH FLOW FROM INVESTING ACTIVITIES	(75 334)	(900)	(46 052)	(9 524)	(19 447)	91 180	(60 077)

FINANCING ACTIVITIES
Intra-group capital reimbursements	(79)	—	—	(2 115)	2 194	—	—
Purchase of non-controlling interest	—	—	—	—	(10)	—	(10)
Proceeds from borrowings	81 137	4 486	47 051	32 887	14 895	(94 164)	86 292
Payments on borrowings	(13 370)	(4 049)	(2 200)	(1 372)	(5 600)	2 974	(23 617)
Cash net finance (cost)/income other than interests	(628)	(64)	(5)	(3 157)	370	—	(3 484)
Dividends paid	(7 134)	—	—	—	(10 573)	9 257	(8 450)
CASH FLOW FROM FINANCING ACTIVITIES	59 926	373	44 846	26 243	1 276	(81 933)	50 731

Net increase/(decrease) in cash and cash equivalents	(7 423)	(584)	(1 143)	20 748	(10 858)	24	764
Cash and cash equivalents less bank overdrafts at beginning of year	(1 832)	739	525	(1 100)	8 578	—	6 910
Effect of exchange rate fluctuations	(989)	—	—	194	1 540	(24)	721

Cash and cash equivalents less bank overdrafts at end of year	(10 244)	155	(618)	19 842	(740)	—	8 395

For the year ended 31 December 2015 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

OPERATING ACTIVITIES
Profit	8 273	943	5	5 483	10 142	(14 979)	9 867
Depreciation, amortization and impairment	73	—	—	727	2 352	—	3 153
Net finance cost	565	1 791	(41)	311	(1 173)	—	1 453
Income tax expense	101	(659)	36	1 068	2 048	—	2 594
Investment income	(8 711)	(1 374)	—	(3 484)	(1 410)	14 979	—
Other items	57	—	—	85	(483)	—	(341)
Cash flow from operating activities before changes in working capital and use of provisions	359	701	—	4 190	11 476	—	16 726

Working capital and provisions	(215)	550	(2)	(630)	1 669	(35)	1 337
Cash generated from operations	144	1 251	(2)	3 560	13 145	(35)	18 063

Interest paid, net	(442)	(1 845)	48	1 820	(1 122)	(68)	(1 609)
Dividends received	2 607	1 891	—	19	984	(5 479)	22
Income tax paid	(9)	—	—	(846)	(1 500)	—	(2 355)
CASH FLOW FROM OPERATING ACTIVITIES	2 300	1 297	46	4 553	11 507	(5 582)	14 121

INVESTING ACTIVITIES
Acquisition and sale of subsidiaries, net of cash acquired/disposed of	—	(2)	—	(312)	(604)	—	(918)
Acquisition of property, plant and equipment and of intangible assets	(105)	—	—	(646)	(3 998)	—	(4 749)
Net of tax proceeds from the sale of assets held for sale	—	—	—	244	153	—	397
Net proceeds/(acquisition) of other assets	—	—	—	44	173	—	217
Net proceeds from sale/(acquisition) of investment in short-term debt securities	—	—	—	—	169	—	169
Net repayments/(payments) of loans granted	(13 496)	508	(565)	598	(10 284)	23 193	(46)
CASH FLOW FROM INVESTING ACTIVITIES	(13 601)	506	(565)	72	(14 391)	23 193	(4 930)

FINANCING ACTIVITIES
Intra-group capital reimbursements	156	—	22	3 294	(3 472)	—	—
Proceeds from borrowings	19 965	24 078	565	6 933	12 163	(47 467)	16 237
Payments on borrowings	(3 553)	(24 869)	(3)	(3 845)	(7 807)	24 297	(15 780)
Other financing activities	159	(33)	(1)	(2 353)	1 456	—	(772)
Share buy back	(1 000)	—	—	—	—	—	(1 000)
Dividends paid	(6 586)	—	—	(3 370)	(3 489)	5 479	(7 966)
CASH FLOW FROM FINANCING ACTIVITIES	9 141	(824)	583	659	(1 149)	(17 691)	(9 281)

Net increase/(decrease) in cash and cash equivalents	(2 160)	979	64	5 140	(4 033)	(80)	(90)

Cash and cash equivalents less bank overdrafts at beginning of year	502	(240)	460	(5 789)	13 383	—	8 316
Effect of exchange rate fluctuations	(174)	—	1	(451)	(774)	80	(1 316)
Cash and cash equivalents less bank overdrafts at end of year	(1 832)	739	525	(1 100)	8 578	—	6 910